Share Plans (Schedule of Share Option Activity) (Details) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended
	Jun. 28, 2013	Sep. 26, 2014	Sep. 27, 2013	Jun. 27, 2013
Share Option Activity [Roll Forward]
Beginning balance		2,760,231		1,745,258
Granted		675,921
Converted from Questcor Acquisition		1,292,736
Exercised		(878,330)
Expired/Forfeited		(323,769)
Ending balance	2,399,822	3,526,789		1,745,258
Share options vested and unvested expected to vest		3,362,751
Share options exerciseable	550,097	832,680
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Weighted-average exercise price, outstanding share options	$ 35.94	$ 36.84	$ 37.30
Weighted-average exercise price, granted share options		$ 52.63
Weighted-average exercise price, converted from Questcor acquisition, share options		$ 25.08
Weighted-average exercise price, exercised share options		$ 30.96
Weighted-average exercise price, expired and forfeited share options		$ 41.83
Weighted-average exercise price, vested and unvested expected to vest share options		$ 36.27
Weighted-average exercise price, exercisable share options	$ 30.94	$ 31.32
Weighted-average remaining contractual term, outstanding share options	8 years 0 months 0 days	6 years 4 months 24 days
Weighted-average remaining contractual term, vested and unvested expected to vest share options		6 years 6 months
Weighted-average remaining contractual term, exercisable share options	5 years 11 months 0 days	4 years 8 months 12 days
Aggregate intrinsic value, outstanding share options	$ 22.9	$ 187.5
Aggregate intrinsic value, vested and unvested expected to vest share options		180.7
Aggregate intrinsic value, exercisable share options	$ 8.0	$ 48.8